INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	$ 492
Additions	0	$ 0
Balance, end of year	40	492
Computer software licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	492	975
Amortization	(452)	(483)
Balance, end of year	$ 40	$ 492